Note FDIC loss share (expense) income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
F D I C Loss Share Expense Income [Line Items]
(Amortization) accretion of indemnification asset	$ (66,238)	$ (189,959)	$ (161,635)
Reversal of accelerated amortization	0	12,492	0
80% mirror accounting on credit impairment losses	15,658	32,038	60,454
80% mirror accounting on reimbursable expenses	73,205	58,117	50,985
80% mirror accounting on recoveries on covered assets, including rental income on OREOs, subject to reimbursement to the FDIC	(13,836)	(13,124)	(16,057)
80% mirror accounting on discount accretion on loans and unfunded commitments	0	0	(473)
Change in true-up payment obligation	9,559	(1,791)	(15,993)
Other	1,714	(797)	668
Continuing Operations
F D I C Loss Share Expense Income [Line Items]
FDIC loss share (expense) income	$ 20,062	$ (103,024)	$ (82,051)